Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	$ 138	$ 0
Interest rate swaps, liabilities	177,524	202,450
Total derivatives assets	138	0
Total derivatives liabilities	177,524	202,450
Financial Instruments Current Assets [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	0	0
Financial Instruments Non Current Assets [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	138	0
Financial Instruments Current Liabilities [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	101,567	100,104
Financial Instruments Non Current Liabilities [Member]
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	$ 75,957	$ 102,346